Expense Example - FidelityStockSelectorAllCapFund-KPRO - FidelityStockSelectorAllCapFund-KPRO - Fidelity Stock Selector All Cap Fund - Fidelity Stock Selector All Cap Fund - Class K	Nov. 29, 2023 USD ($)
Expense Example:
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640